Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Balance Sheets:
Amount due from related parties	$ 25	$ 58
Amount due to related parties	492	848
KOAS [Member]
Balance Sheets:
Amount due from related parties	2	10
Amount due to related parties	436	448
KNOT [Member]
Balance Sheets:
Amount due from related parties	23	48
Amount due to related parties	$ 56	$ 400